Stockholders' Equity (Deficit) - Summary of Stock Based Compensation Expense (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	$ 206,000	$ 144,000	$ 560,000	$ 746,000	$ 942,369	$ 345,435
Research & Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	41,000	27,000	116,000	99,000	148,948	64,020
Sales & Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	11,000	17,000	22,000	51,000	62,533	8,335
General & Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	$ 154,000	$ 100,000	$ 422,000	$ 596,000	$ 730,888	$ 273,080